Note 3 - Collaborative Arrangements and Contracts With Customers (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, after Allowance for Credit Loss, Current	$ 34,154	$ 79,949
Accounts Receivable, Allowance for Credit Loss, Current	0	0
Contract with Customer, Liability	224,076	269,831
Contract with Customer, Liability, Revenue Recognized	45,755
Cancer Research Horizons [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member]
Revenue from Collaborative Arrangement, Excluding Revenue from Contract with Customer	$ 0	$ 0